OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details)	3 Months Ended
Jun. 30, 2026 CAD ($)
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
Beginning balance, right of use of assets	$ 1,681
New lease agreement - Commencing May 1, 2026	162,950
Amortization	(7,113)
Ending balance, right of use of assets	$ 157,518